INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 2,705	¥ 1,145	¥ 3,311
Expected amortization expense of intangible assets in next twelve months	2,705
Expected amortization expense of intangible assets year two	2,705
Expected amortization expense of intangible assets year three	2,705
Expected amortization expense of intangible assets year four	2,705
Expected amortization expense of intangible assets year five	2,705
Expected amortization expense of intangible assets thereafter	2,703
Impairment loss on intangible assets	¥ 0	¥ 0	¥ 9,831
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss on property, equipment and software	Impairment loss on property, equipment and software	Impairment loss on property, equipment and software